Shareholder Report, Holdings (Details)	Oct. 31, 2024
Cambria Shareholder Yield ETF | Adtalem Global Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Cambria Shareholder Yield ETF | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Cambria Shareholder Yield ETF | Jefferies Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Cambria Shareholder Yield ETF | Victory Capital Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Cambria Shareholder Yield ETF | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Cambria Shareholder Yield ETF | Fox Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Cambria Shareholder Yield ETF | CONSOL Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Cambria Shareholder Yield ETF | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Cambria Shareholder Yield ETF | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Cambria Shareholder Yield ETF | PROG Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Cambria Shareholder Yield ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)	[1],[2]
Cambria Shareholder Yield ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)	[1],[2]
Cambria Shareholder Yield ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)	[1],[2]
Cambria Shareholder Yield ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)	[1],[2]
Cambria Shareholder Yield ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.20%)	[1],[2]
Cambria Shareholder Yield ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)	[1],[2]
Cambria Shareholder Yield ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)	[1],[2]
Cambria Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)	[1],[2]
Cambria Shareholder Yield ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)	[1],[2]
Cambria Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[1],[2]
Cambria Foreign Shareholder Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
Cambria Foreign Shareholder Yield ETF | Shibaura Mechatronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
Cambria Foreign Shareholder Yield ETF | Secure Energy Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
Cambria Foreign Shareholder Yield ETF | Yue Yuen Industrial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
Cambria Foreign Shareholder Yield ETF | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
Cambria Foreign Shareholder Yield ETF | VTech Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
Cambria Foreign Shareholder Yield ETF | Imperial Oil Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
Cambria Foreign Shareholder Yield ETF | Yancoal Australia Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
Cambria Foreign Shareholder Yield ETF | Shougang Fushan Resources Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
Cambria Foreign Shareholder Yield ETF | Parex Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
Cambria Foreign Shareholder Yield ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.80%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.00%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)	[3],[4]
Cambria Foreign Shareholder Yield ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	(24.70%)	[3]
Cambria Foreign Shareholder Yield ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)	[3]
Cambria Foreign Shareholder Yield ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)	[3]
Cambria Foreign Shareholder Yield ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)	[3]
Cambria Foreign Shareholder Yield ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)	[3]
Cambria Foreign Shareholder Yield ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)	[3]
Cambria Foreign Shareholder Yield ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[3]
Cambria Foreign Shareholder Yield ETF | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)	[3]
Cambria Foreign Shareholder Yield ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)	[3]
Cambria Foreign Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)	[3]
Cambria Global Value ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
Cambria Global Value ETF | Moneta Money Bank AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
Cambria Global Value ETF | CEZ AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
Cambria Global Value ETF | Komercni Banka AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
Cambria Global Value ETF | Philip Morris CR AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
Cambria Global Value ETF | The People's Insurance Co. Group of China Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
Cambria Global Value ETF | Geely Automobile Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
Cambria Global Value ETF | China Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
Cambria Global Value ETF | CITIC Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
Cambria Global Value ETF | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
Cambria Global Value ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)	[5],[6]
Cambria Global Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.80%)	[5],[6]
Cambria Global Value ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)	[5],[6]
Cambria Global Value ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)	[5],[6]
Cambria Global Value ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)	[5],[6]
Cambria Global Value ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)	[5],[6]
Cambria Global Value ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)	[5],[6]
Cambria Global Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)	[5],[6]
Cambria Global Value ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)	[5],[6]
Cambria Global Value ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)	[5],[6]
Cambria Global Momentum ETF | Cambria Micro and SmallCap Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[7]
Cambria Global Momentum ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[7]
Cambria Global Momentum ETF | Vanguard Small-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
Cambria Global Momentum ETF | Grizzle Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
Cambria Global Momentum ETF | iShares® Global Financials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
Cambria Global Momentum ETF | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
Cambria Global Momentum ETF | Graniteshares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
Cambria Global Momentum ETF | VanEck Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[7]
Cambria Global Momentum ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
Cambria Global Momentum ETF | iShares® Global Utilities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
Cambria Global Momentum ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)	[7],[8]
Cambria Global Asset Allocation ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[9]
Cambria Global Asset Allocation ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
Cambria Global Asset Allocation ETF | Cambria Global Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[9]
Cambria Global Asset Allocation ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[9]
Cambria Global Asset Allocation ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
Cambria Global Asset Allocation ETF | Cambria Tactical Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
Cambria Global Asset Allocation ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
Cambria Global Asset Allocation ETF | Alpha Architect US Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
Cambria Global Asset Allocation ETF | Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[9]
Cambria Global Asset Allocation ETF | Cambria Value and Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
Cambria Global Asset Allocation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)	[9],[10]
Cambria Value and Momentum ETF | CONSOL Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
Cambria Value and Momentum ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[11]
Cambria Value and Momentum ETF | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
Cambria Value and Momentum ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
Cambria Value and Momentum ETF | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
Cambria Value and Momentum ETF | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
Cambria Value and Momentum ETF | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
Cambria Value and Momentum ETF | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
Cambria Value and Momentum ETF | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
Cambria Value and Momentum ETF | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
Cambria Value and Momentum ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.30%)	[11],[12]
Cambria Value and Momentum ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.20%)	[11],[12]
Cambria Value and Momentum ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)	[11],[12]
Cambria Value and Momentum ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)	[11],[12]
Cambria Value and Momentum ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[11],[12]
Cambria Value and Momentum ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)	[11],[12]
Cambria Value and Momentum ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)	[11],[12]
Cambria Value and Momentum ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)	[11],[12]
Cambria Value and Momentum ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.60%)	[11],[12]
Cambria Value and Momentum ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)	[11],[12]
Cambria Global Tail Risk ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
Cambria Global Tail Risk ETF | Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[13]
Cambria Global Tail Risk ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[13]
Cambria Global Tail Risk ETF | iShares® TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[13]
Cambria Global Tail Risk ETF | VanEck J. P. Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[13]
Cambria Global Tail Risk ETF | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
Cambria Global Tail Risk ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
Cambria Global Tail Risk ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(95.20%)	[13],[14]
Cambria Global Tail Risk ETF | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)	[13],[14]
Cambria Emerging Shareholder Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
Cambria Emerging Shareholder Yield ETF | Truworths International Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
Cambria Emerging Shareholder Yield ETF | Asustek Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
Cambria Emerging Shareholder Yield ETF | China Shenhua Energy Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
Cambria Emerging Shareholder Yield ETF | Hanmi Semiconductor Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
Cambria Emerging Shareholder Yield ETF | Chicony Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
Cambria Emerging Shareholder Yield ETF | Reunert Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
Cambria Emerging Shareholder Yield ETF | Enerjisa Enerji AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
Cambria Emerging Shareholder Yield ETF | Radiant Opto-Electronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
Cambria Emerging Shareholder Yield ETF | Investec PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
Cambria Emerging Shareholder Yield ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.90%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)	[15],[16]
Cambria Emerging Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)	[15]
Cambria Emerging Shareholder Yield ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	(28.60%)	[15]
Cambria Emerging Shareholder Yield ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)	[15]
Cambria Emerging Shareholder Yield ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)	[15]
Cambria Emerging Shareholder Yield ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)	[15]
Cambria Emerging Shareholder Yield ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)	[15]
Cambria Emerging Shareholder Yield ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)	[15]
Cambria Emerging Shareholder Yield ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)	[15]
Cambria Emerging Shareholder Yield ETF | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)	[15]
Cambria Emerging Shareholder Yield ETF | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)	[15]
Cambria Tail Risk ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
Cambria Tail Risk ETF | U.S. Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%	[17]
Cambria Tail Risk ETF | S&P 500® Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[17]
Cambria Tail Risk ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[17],[18]
Cambria Tail Risk ETF | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[17],[18]
Cambria Tail Risk ETF | Public Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)	[17],[18]
Cambria Trinity ETF | Cambria Micro and SmallCap Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[19]
Cambria Trinity ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[19]
Cambria Trinity ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[19]
Cambria Trinity ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[19]
Cambria Trinity ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[19]
Cambria Trinity ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[19]
Cambria Trinity ETF | Cambria Value and Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[19]
Cambria Trinity ETF | Cambria Chesapeake Pure Trend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[19]
Cambria Trinity ETF | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[19]
Cambria Trinity ETF | Cambria Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[19]
Cambria Trinity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)	[19],[20]
Cambria Cannabis ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[21]
Cambria Cannabis ETF | SNDL, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[21]
Cambria Cannabis ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[21]
Cambria Cannabis ETF | Turning Point Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
Cambria Cannabis ETF | High Tide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
Cambria Cannabis ETF | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[21]
Cambria Cannabis ETF | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[21]
Cambria Cannabis ETF | Cronos Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[21]
Cambria Cannabis ETF | Village Farms International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[21]
Cambria Cannabis ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[21]
Cambria Cannabis ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[21],[22]
Cambria Cannabis ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[21],[22]
Cambria Cannabis ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)	[21],[22]
Cambria Cannabis ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.40%)	[21],[22]
Cambria Cannabis ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(46.60%)	[21],[22]
Cambria Cannabis ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)	[21],[22]
Cambria Cannabis ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)	[21]
Cambria Cannabis ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)	[21]
Cambria Cannabis ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)	[21]
Cambria Cannabis ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	(40.90%)	[21]
Cambria Global Real Estate ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[23]
Cambria Global Real Estate ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
Cambria Global Real Estate ETF | Kilroy Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
Cambria Global Real Estate ETF | Franklin Street Properties Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
Cambria Global Real Estate ETF | SL Green Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
Cambria Global Real Estate ETF | Reysas Gayrimenkul Yatirim Ortakligi AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
Cambria Global Real Estate ETF | FIBRA Macquarie Mexico [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
Cambria Global Real Estate ETF | Macerich Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
Cambria Global Real Estate ETF | Sabra Health Care REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
Cambria Global Real Estate ETF | Vukile Property Fund Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
Cambria Global Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[23],[24]
Cambria Global Real Estate ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(95.90%)	[23],[24]
Cambria Global Real Estate ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)	[23]
Cambria Global Real Estate ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[23]
Cambria Global Real Estate ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)	[23]
Cambria Global Real Estate ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)	[23]
Cambria Global Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)	[23]
Cambria Global Real Estate ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)	[23]
Cambria Global Real Estate ETF | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[23]
Cambria Global Real Estate ETF | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)	[23]
Cambria Global Real Estate ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	(61.80%)	[23]
Cambria Global Real Estate ETF | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)	[23]
Cambria Micro and SmallCap Shareholder Yield ETF | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Pathward Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Jackson Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Cal-Maine Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Sylvamo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Innoviva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Apogee Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[25]
Cambria Micro and SmallCap Shareholder Yield ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.80%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.30%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)	[25],[26]
Cambria Micro and SmallCap Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)	[25],[26]
Cambria Tactical Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[27]
Cambria Tactical Yield ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%	[27]
Cambria Tactical Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)	[27]
Cambria LargeCap Shareholder Yield ETF | Fox Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
Cambria LargeCap Shareholder Yield ETF | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[28]
Cambria LargeCap Shareholder Yield ETF | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
Cambria LargeCap Shareholder Yield ETF | Toll Brothers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
Cambria LargeCap Shareholder Yield ETF | Yum China Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
Cambria LargeCap Shareholder Yield ETF | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
Cambria LargeCap Shareholder Yield ETF | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
Cambria LargeCap Shareholder Yield ETF | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
Cambria LargeCap Shareholder Yield ETF | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
Cambria LargeCap Shareholder Yield ETF | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
Cambria LargeCap Shareholder Yield ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)	[28],[29]
Cambria LargeCap Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[28],[29]

[1]	Percentages are stated as a percent of net assets.
[2]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[3]	Percentages are stated as a percent of net assets.
[4]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[5]	Percentages are stated as a percent of net assets.
[6]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[7]	Percentages are stated as a percent of net assets.
[8]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[9]	Percentages are stated as a percent of net assets.
[10]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[11]	Percentages are stated as a percent of net assets.
[12]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[13]	Percentages are stated as a percent of net assets.
[14]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[15]	Percentages are stated as a percent of net assets.
[16]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[17]	Percentages are stated as a percent of net assets.
[18]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[19]	Percentages are stated as a percent of net assets.
[20]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[21]	Percentages are stated as a percent of net assets.
[22]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[23]	Percentages are stated as a percent of net assets.
[24]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[25]	Percentages are stated as a percent of net assets.
[26]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[27]	Percentages are stated as a percent of net assets.
[28]	Percentages are stated as a percent of net assets.
[29]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.